Offerings	Nov. 25, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Becton, Dickinson and Company Common Stock, $1.00 par value
Fee Rate	0.01381%
Offering Note

(1)
Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder. There is being registered hereby such indeterminate amount of common stock, preferred stock, depositary shares, debt securities, warrants, purchase contracts, units and guarantees of Becton, Dickinson and Company (“BD”) and debt securities of Becton Dickinson Euro Finance S.a r.l. (“Becton Finance”) as may from time to time be issued at currently indeterminable prices, and as may be issuable upon conversion, redemption, repurchase, exchange, exercise or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions. Separate consideration may or may not be received for securities that are issuable on conversion, exchange, exercise or settlement of other securities. The amount registered, the proposed maximum offering price per unit, the maximum aggregate offering price and the amount of registration fee are not specified as to each class of securities being registered. The proposed maximum offering price per unit will be determined from time to time by the registrants in connection with the issuance of securities registered under the registration statement to which this Exhibit 107 relates (the “Registration Statement”).

(2)
The maximum aggregate offering price of all securities reflected in the table above has been estimated solely for purposes of calculating a registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). In no event will the aggregate offering price of the securities issued under the Registration Statement exceed the amount registered.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Becton, Dickinson and Company Preferred Stock, $1.00 par value
Fee Rate	0.01381%
Offering Note

(1)
Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder. There is being registered hereby such indeterminate amount of common stock, preferred stock, depositary shares, debt securities, warrants, purchase contracts, units and guarantees of Becton, Dickinson and Company (“BD”) and debt securities of Becton Dickinson Euro Finance S.a r.l. (“Becton Finance”) as may from time to time be issued at currently indeterminable prices, and as may be issuable upon conversion, redemption, repurchase, exchange, exercise or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions. Separate consideration may or may not be received for securities that are issuable on conversion, exchange, exercise or settlement of other securities. The amount registered, the proposed maximum offering price per unit, the maximum aggregate offering price and the amount of registration fee are not specified as to each class of securities being registered. The proposed maximum offering price per unit will be determined from time to time by the registrants in connection with the issuance of securities registered under the registration statement to which this Exhibit 107 relates (the “Registration Statement”).

(2)
The maximum aggregate offering price of all securities reflected in the table above has been estimated solely for purposes of calculating a registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). In no event will the aggregate offering price of the securities issued under the Registration Statement exceed the amount registered.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Becton, Dickinson and Company Depositary Shares
Fee Rate	0.01381%
Offering Note

(1)
Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder. There is being registered hereby such indeterminate amount of common stock, preferred stock, depositary shares, debt securities, warrants, purchase contracts, units and guarantees of Becton, Dickinson and Company (“BD”) and debt securities of Becton Dickinson Euro Finance S.a r.l. (“Becton Finance”) as may from time to time be issued at currently indeterminable prices, and as may be issuable upon conversion, redemption, repurchase, exchange, exercise or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions. Separate consideration may or may not be received for securities that are issuable on conversion, exchange, exercise or settlement of other securities. The amount registered, the proposed maximum offering price per unit, the maximum aggregate offering price and the amount of registration fee are not specified as to each class of securities being registered. The proposed maximum offering price per unit will be determined from time to time by the registrants in connection with the issuance of securities registered under the registration statement to which this Exhibit 107 relates (the “Registration Statement”).

(2)
The maximum aggregate offering price of all securities reflected in the table above has been estimated solely for purposes of calculating a registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). In no event will the aggregate offering price of the securities issued under the Registration Statement exceed the amount registered.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Becton, Dickinson and Company Debt Securities
Fee Rate	0.01381%
Offering Note

(1)
Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder. There is being registered hereby such indeterminate amount of common stock, preferred stock, depositary shares, debt securities, warrants, purchase contracts, units and guarantees of Becton, Dickinson and Company (“BD”) and debt securities of Becton Dickinson Euro Finance S.a r.l. (“Becton Finance”) as may from time to time be issued at currently indeterminable prices, and as may be issuable upon conversion, redemption, repurchase, exchange, exercise or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions. Separate consideration may or may not be received for securities that are issuable on conversion, exchange, exercise or settlement of other securities. The amount registered, the proposed maximum offering price per unit, the maximum aggregate offering price and the amount of registration fee are not specified as to each class of securities being registered. The proposed maximum offering price per unit will be determined from time to time by the registrants in connection with the issuance of securities registered under the registration statement to which this Exhibit 107 relates (the “Registration Statement”).

(2)
The maximum aggregate offering price of all securities reflected in the table above has been estimated solely for purposes of calculating a registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). In no event will the aggregate offering price of the securities issued under the Registration Statement exceed the amount registered.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Becton, Dickinson and Company Warrants to purchase Common Stock and Debt Securities of Becton, Dickinson and Company
Fee Rate	0.01381%
Offering Note

(1)
Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder. There is being registered hereby such indeterminate amount of common stock, preferred stock, depositary shares, debt securities, warrants, purchase contracts, units and guarantees of Becton, Dickinson and Company (“BD”) and debt securities of Becton Dickinson Euro Finance S.a r.l. (“Becton Finance”) as may from time to time be issued at currently indeterminable prices, and as may be issuable upon conversion, redemption, repurchase, exchange, exercise or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions. Separate consideration may or may not be received for securities that are issuable on conversion, exchange, exercise or settlement of other securities. The amount registered, the proposed maximum offering price per unit, the maximum aggregate offering price and the amount of registration fee are not specified as to each class of securities being registered. The proposed maximum offering price per unit will be determined from time to time by the registrants in connection with the issuance of securities registered under the registration statement to which this Exhibit 107 relates (the “Registration Statement”).

(2)
The maximum aggregate offering price of all securities reflected in the table above has been estimated solely for purposes of calculating a registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). In no event will the aggregate offering price of the securities issued under the Registration Statement exceed the amount registered.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Becton, Dickinson and Company Purchase Contracts
Fee Rate	0.01381%
Offering Note

(1)
Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder. There is being registered hereby such indeterminate amount of common stock, preferred stock, depositary shares, debt securities, warrants, purchase contracts, units and guarantees of Becton, Dickinson and Company (“BD”) and debt securities of Becton Dickinson Euro Finance S.a r.l. (“Becton Finance”) as may from time to time be issued at currently indeterminable prices, and as may be issuable upon conversion, redemption, repurchase, exchange, exercise or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions. Separate consideration may or may not be received for securities that are issuable on conversion, exchange, exercise or settlement of other securities. The amount registered, the proposed maximum offering price per unit, the maximum aggregate offering price and the amount of registration fee are not specified as to each class of securities being registered. The proposed maximum offering price per unit will be determined from time to time by the registrants in connection with the issuance of securities registered under the registration statement to which this Exhibit 107 relates (the “Registration Statement”).

(2)
The maximum aggregate offering price of all securities reflected in the table above has been estimated solely for purposes of calculating a registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). In no event will the aggregate offering price of the securities issued under the Registration Statement exceed the amount registered.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Becton, Dickinson and Company Units
Fee Rate	0.01381%
Offering Note

(1)
Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder. There is being registered hereby such indeterminate amount of common stock, preferred stock, depositary shares, debt securities, warrants, purchase contracts, units and guarantees of Becton, Dickinson and Company (“BD”) and debt securities of Becton Dickinson Euro Finance S.a r.l. (“Becton Finance”) as may from time to time be issued at currently indeterminable prices, and as may be issuable upon conversion, redemption, repurchase, exchange, exercise or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions. Separate consideration may or may not be received for securities that are issuable on conversion, exchange, exercise or settlement of other securities. The amount registered, the proposed maximum offering price per unit, the maximum aggregate offering price and the amount of registration fee are not specified as to each class of securities being registered. The proposed maximum offering price per unit will be determined from time to time by the registrants in connection with the issuance of securities registered under the registration statement to which this Exhibit 107 relates (the “Registration Statement”).

(2)
The maximum aggregate offering price of all securities reflected in the table above has been estimated solely for purposes of calculating a registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). In no event will the aggregate offering price of the securities issued under the Registration Statement exceed the amount registered.

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Becton, Dickinson and Company Guarantees of Debt Securities of Becton Dickinson Euro Finance S.a r.l.
Fee Rate	0.01381%
Offering Note

(3)
BD will fully and unconditionally guarantee the obligations of Becton Finance under its debt securities. No separate consideration will be paid in respect of any such guarantees. Pursuant to Rule 457(n) of the Securities Act, no separate fee is payable with respect to the guarantees of the debt securities.

Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Becton Dickinson Euro Finance S.a r.l. Debt Securities
Fee Rate	0.01381%
Offering Note

(1)
Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder. There is being registered hereby such indeterminate amount of common stock, preferred stock, depositary shares, debt securities, warrants, purchase contracts, units and guarantees of Becton, Dickinson and Company (“BD”) and debt securities of Becton Dickinson Euro Finance S.a r.l. (“Becton Finance”) as may from time to time be issued at currently indeterminable prices, and as may be issuable upon conversion, redemption, repurchase, exchange, exercise or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions. Separate consideration may or may not be received for securities that are issuable on conversion, exchange, exercise or settlement of other securities. The amount registered, the proposed maximum offering price per unit, the maximum aggregate offering price and the amount of registration fee are not specified as to each class of securities being registered. The proposed maximum offering price per unit will be determined from time to time by the registrants in connection with the issuance of securities registered under the registration statement to which this Exhibit 107 relates (the “Registration Statement”).

(2)
The maximum aggregate offering price of all securities reflected in the table above has been estimated solely for purposes of calculating a registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). In no event will the aggregate offering price of the securities issued under the Registration Statement exceed the amount registered.

Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 10,000,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,381,000
Offering Note

(2)
The maximum aggregate offering price of all securities reflected in the table above has been estimated solely for purposes of calculating a registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). In no event will the aggregate offering price of the securities issued under the Registration Statement exceed the amount registered.